Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 594,000
Previously Paid Amount	0.00
Total Fee Amount	90.94
Total Offset Amount	0.00
Net Fee	90.94
Narrative - Max Aggregate Offering Price	$ 594,000
Final Prospectus	true